FINANCIAL INVESTORS TRUST

HIGHLAND RESOLUTE FUND

SUPPLEMENT DATED JULY 1, 2020
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2019, AS SUPPLEMENTED

Effective June 30, 2020, Chatham Asset Management, LLC (“Chatham”) no longer serves as an investment sub-adviser to the Fund. Therefore, all references to Chatham in the Fund’s Prospectus and Statement of Additional Information are hereby deleted as of such date.

For more information, please contact the Fund at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE